Summary of significant accounting policies - Summary of depreciation of property and equipment (Details)	12 Months Ended
Dec. 31, 2025
Data Processing Systems [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation annual rate	20.00%
Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation annual rate	10.00%
Security Systems [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation annual rate	10.00%
Facilities [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation annual rate	10.00%